Intangibles And Goodwill (Intangibles Subject To Amoritzation) (Details) - CAD ($) $ in Millions	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Net book value	$ 500	$ 459	$ 851
Cost prior to impairment losses
Disclosure of detailed information about intangible assets [line items]
Net book value	731	641
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Net book value	231	182
Software [Member]
Disclosure of detailed information about intangible assets [line items]
Net book value	412	377	118
Software [Member] | Cost prior to impairment losses
Disclosure of detailed information about intangible assets [line items]
Net book value	595	524
Software [Member] | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Net book value	183	147
Software Under Construction [member]
Disclosure of detailed information about intangible assets [line items]
Net book value	22	3	211
Software Under Construction [member] | Cost prior to impairment losses
Disclosure of detailed information about intangible assets [line items]
Net book value	22	3
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Net book value	66	79	$ 522
Customer relationships | Cost prior to impairment losses
Disclosure of detailed information about intangible assets [line items]
Net book value	114	114
Customer relationships | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Net book value	$ 48	$ 35